INCOME PER SHARE (Details Narrative) - Canada Revenue Agency [Member] - shares	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0